Accounts Receivable	12 Months Ended
Dec. 31, 2022
Accounts Receivable
Accounts Receivable

6. Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	December 31,
	2022	2021

	(in US$’000)
Accounts receivable—third parties	94,531	82,434
Accounts receivable—related parties (Note 23(ii))	3,517	1,166
Allowance for credit losses	(60)	(20)
Accounts receivable, net	97,988	83,580

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting periods. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	December 31,
	2022	2021

	(in US$’000)
Not later than 3 months	84,007	78,288
Between 3 months to 6 months	7,478	2,867
Between 6 months to 1 year	1,947	78
Later than 1 year	1,099	1,201
Accounts receivable—third parties	94,531	82,434

Movements on the allowance for credit losses:

	2022	2021	2020

	(in US$’000)
As at January 1	20	95	16
Increase in allowance for credit losses	150	16	95
Decrease in allowance due to subsequent collection	(107)	(92)	(18)
Exchange difference	(3)	1	2
As at December 31	60	20	95